Significant Accounting Policies - Additional Information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019	Feb. 28, 2018
Disclosure Of Significant Accounting Policies [Line Items]
Depreciation method, property, plant and equipment	straight-line method
Gain loss on conversion of financial liability reclassified to equity	$ 0
Development costs capitalized	0	$ 0
Lease assets		227,000
lease obligations		1,144,000
IFRS 16
Disclosure Of Significant Accounting Policies [Line Items]
Incremental borrowing rate			5.95%
Lease assets			$ 1,333,000
lease obligations	$ 16,949,000	$ 214,000	$ 1,333,000	$ 141,000
Sun 8 Holdings Inc
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	15 years
Pathway Rx Inc
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	20 years
Bottom of Range | Bridge Farm
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	3 years
Top of Range
Disclosure Of Significant Accounting Policies [Line Items]
Cash and cash equivalents maturities period	90 days
Top of Range | Bridge Farm
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful life of intangible assets	20 years